PROPERTY AND EQUIPMENT, NET - Depreciation expense on property and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 3,902,636	¥ 2,619,682	¥ 2,428,734
Cost of revenues
Property, Plant and Equipment [Line Items]
Total depreciation expenses	821,401	525,956	591,391
Selling and marketing expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	1,511,562	997,224	881,679
Technology and development expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	1,176,602	845,318	713,799
General and administrative expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 393,071	¥ 251,184	¥ 241,865